INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                           INA/PUTNAM SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS
                                  June 30, 1999
                                   (Unaudited)


This report is submitted for the general information of owners of Investors Life Insurance Company of North America INA/Putnam Separate Account variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.

Investors Life Insurance
Company of North America
Administrative Offices:  Austin, TX

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
COMBINED BALANCE SHEET
Period Ended June 30,1999

ASSETS

Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS

Money Market

383,535 qualified shares           (Cost $383,535)           $       383,535
835,280 non-qualified shares       (Cost $835,280)                   835,280

High Yield Trust

 13,585 qualified shares           (Cost $231,473)                   146,035
189,028 non-qualified shares       (Cost $3,009,769)               2,032,047

Equity Income Fund

 6,498 qualified shares            (Cost $29,428)                    111,832
50,241 non-qualified shares        (Cost $601,562)                   864,649

Investors Trust

61,052 qualified shares            (Cost $626,188)                   992,705
89,955 non-qualified shares        (Cost $853,960)                 1,462,669

Income Fund

36,594 qualified shares            (Cost $235,909)                   240,426
37,998 non-qualified shares        (Cost $191,083)                   249,650

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market

7,058,087 non-qualified shares     (Cost $7,058,087)               7,058,087

Putnam Variable Trust Growth and Income

163,437 non-qualified shares       (Cost $3,075,523)               4,769,085

Putnam Variable Trust Income Fund
 (formerly U.S. Government and High Quality Bond)

144,270 non-qualified shares        (Cost $1,891,186)              1,806,265

Total Assets                                                 $    20,952,265

The accompanying notes are an integral part of these financial statements

CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):

PUTNAM DIVISIONS

Money Market

123,360 qualified accumulation
        units outstanding               (3.1090743 Per Unit)        383,535
265,928 non-qualified accumulation
            units outstanding           (3.1410012 Per Unit)        835,280

High Yield Trust

 22,653 qualified accumulation
        units outstanding               (6.4466144 Per Unit)        146,035
330,220 non-qualified accumulation
            units outstanding           (6.1536156 Per Unit)      2,032,047

Equity Income Fund

 13,246 qualified accumulation
        units outstanding               (8.4426756 Per Unit)        111,832
101,596 non-qualified accumulation
            units outstanding           (8.5106619 Per Unit)        864,649

Investors Trust

 64,184 qualified accumulation
        units outstanding               (15.4665486 Per Unit)        992,705
102,857 non-qualified accumulation
            units outstanding           (14.2204097 Per Unit)      1,462,669
Income Fund

42,701 qualified accumulation
       units outstanding                (5.6304648 Per Unit)         240,426
46,286 non-qualified accumulation
            units outstanding           (5.3936478 Per Unit)         249,650

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market

2,727,708 non-qualified accumulation
            units outstanding           (2.5875521 Per Unit)        7,058,087

Putnam Variable Trust Growth and Income

558,858 non-qualified accumulation
            units outstanding           (8.5336254 Per Unit)        4,769,085

Putnam Variable Trust Income Fund
(formerly U.S. Government and High Quality Bond)

506,778 non-qualified accumulation
            units outstanding           (3.5642145 Per Unit)        1,806,265

Total Contract Owners' Equity                                 $    20,952,265


The accompanying notes are an integral part of these financial statements

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF OPERATIONS
Period Ended June 30, 1999



                                                  Money Market    Money Market
                                                   Qualified     Non-Qualified
Investment Income:
Dividends                                           $9,150         $22,076

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                     1,845           4,439

Investment income - net                              7,305          17,637

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                  0               0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       140,037         265,892
Cost of shares sold                                140,037         265,892

Net realized gain (loss) on investments                  0               0

Net unrealized gain (loss) on investments                0               0

Net realized and unrealized gain (loss)
 on investments                                          0               0

Net Increase (Decrease) in Net Assets
from Investment Operations                          $7,305         $17,637





                                                    High Yield      High Yield
                                                      Trust           Trust
                                                    Qualified     Non-Qualified
Investment Income:
Dividends                                            $12,065        $109,231

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                       1,026           9,428

Investment income - net                               11,039          99,803

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                    0               0

Net realized gain (loss) on investments:
Proceeds from sale of shares                          80,701          17,698
Cost of shares sold                                  111,406          17,685

Net realized gain (loss) on investments              (30,705)             13

Net unrealized gain (loss) on investments             29,033         (13,157)

Net realized and unrealized gain (loss)
 on investments                                       (1,672)        (13,144)

Net Increase (Decrease) in Net Assets
from Investment Operations                            $9,367         $86,659

The accompanying notes are an integral part of these financial statements

                                                    Equity          Equity
                                                    Income          Income
                                                   Qualified     Non-Qualified
Investment Income:
Dividends                                             $912          $7,028

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                       504           3,867

Investment income - net                                408           3,161

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                  0               0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         3,603          10,201
Cost of shares sold                                  3,373           9,452

Net realized gain (loss) on investments                230             749

Net unrealized gain (loss) on investments           10,358          80,471

Net realized and unrealized gain (loss)
 on investments                                     10,588          81,220

Net Increase (Decrease) in Net Assets
from Investment Operations                         $10,996         $84,381




                                                   Investors       Investors
                                                     Trust           Trust
                                                  Qualified     Non-Qualified
Investment Income:
Dividends                                               $0              $0

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                     4,552           6,822

Investment income - net                             (4,552)         (6,822)

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                  0               0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       201,497         232,395
Cost of shares sold                                141,369         158,774

Net realized gain (loss) on investments             60,128          73,621

Net unrealized gain (loss) on investments           30,288          64,754

Net realized and unrealized gain (loss)
 on investments                                     90,416         138,375

Net Increase (Decrease) in Net Assets
from Investment Operations                         $85,864        $131,553

The accompanying notes are an integral part of these financial statements

                                                   Income          Income
                                                    Fund            Fund
                                                  Qualified     Non-Qualified
Investment Income:
Dividends                                          $7,639          $9,364

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                    1,149           1,410

Investment income - net                             6,490           7,954

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                 0               0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       48,019         138,530
Cost of shares sold                                48,066         136,194

Net realized gain (loss) on investments               (47)          2,336

Net unrealized gain (loss) on investments         (12,657)        (17,681)

Net realized and unrealized gain (loss)
 on investments                                   (12,704)        (15,345)

Net Increase (Decrease) in Net Assets
from Investment Operations                        ($6,214)        ($7,391)



                                                      Putnam
                                                  Variable Trust
                                                       Money
                                                       Market
                                                  Non-Qualified
Investment Income:
Dividends                                            $162,521

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                       33,632

Investment income - net                               128,889

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                     0

Net realized gain (loss) on investments:
Proceeds from sale of shares                          386,911
Cost of shares sold                                   386,911

Net realized gain (loss) on investments                     0

Net unrealized gain (loss) on investments                   0

Net realized and unrealized gain (loss)
 on investments                                             0

Net Increase (Decrease) in Net Assets
from Investment Operations                           $128,889

The accompanying notes are an integral part of these financial statements

                                                  Putnam Variable
                                                   Trust  Growth
                                                    and Income
                                                   Non-Qualified
Investment Income:
Dividends                                           $110,751

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                      21,599

Investment income - net                               89,152

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions              259,426

Net realized gain (loss) on investments:
Proceeds from sale of shares                         319,598
Cost of shares sold                                  275,540

Net realized gain (loss) on investments               44,058

Net unrealized gain (loss) on investments             48,542

Net realized and unrealized gain (loss)
 on investments                                      352,026

Net Increase (Decrease) in Net Assets
from Investment Operations                          $441,178


                                                        Putnam
                                                     Variable Trust
                                                      Income Fund
                                                  (formerly US Gov't and
                                                    High Quality Bond)
                                                      Non-Qualified
Investment Income:
Dividends                                              $117,940

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                                          8,744

Investment income - net                                 109,196

Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions                  10,374

Net realized gain (loss) on investments:
Proceeds from sale of shares                             70,361
Cost of shares sold                                      65,987

Net realized gain (loss) on investments                   4,374

Net unrealized gain (loss) on investments              (171,630)

Net realized and unrealized gain (loss)
 on investments                                        (156,882)

Net Increase (Decrease) in Net Assets
from Investment Operations                             ($47,686)

The accompanying notes are an integral part of these financial statements

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Period Ended June 30, 1999


                                                    Money Market    Money Market
                                                     Qualified     Non-Qualified
Investment Operations:
Investment income-net                                    $7,305         $17,637
Realized capital gain distributions                           0               0
Net realized gain (loss) on investments                       0               0
Net unrealized gain (loss) on investments                     0               0

Net increase (decrease) in net assets from
 investment operations                                    7,305          17,637


Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                                     0               0
Net contract surrenders and transfers out
 (Note 3)                                               (34,488)       (254,192)
Benefit payments to annuitants                                0          (7,261)

Net increase (decrease) from accumulation unit
 transactions                                           (34,488)       (261,453)

Net Increase (Decrease) in Net Assets                   (27,183)       (243,816)
Net Assets:
Net assets at December 31, 1998                         410,718       1,079,096

Net assets at June 30, 1999                            $383,535        $835,280



                                                    High Yield      High Yield
                                                      Trust           Trust
                                                    Qualified     Non-Qualified
Investment Operations:
Investment income-net                                  $11,039         $99,803
Realized capital gain distributions                          0               0
Net realized gain (loss) on investments                (30,705)             13
Net unrealized gain (loss) on investments               29,033         (13,157)

Net increase (decrease) in net assets from
 investment operations                                   9,367          86,659

Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                                    0               0
Net contract surrenders and transfers out
 (Note 3)                                              (77,825)         (7,078)
Benefit payments to annuitants                          (1,850)         (1,192)
Net increase (decrease) from accumulation
 unit transactions                                     (79,675)         (8,270)

Net Increase (Decrease) in Net Assets                  (70,308)         78,389
Net Assets:
Net assets at December 31, 1998                        216,343       1,953,658

Net assets at June 30, 1999                           $146,035      $2,032,047

The accompanying notes are an integral part of these financial statements

                                                    Equity          Equity
                                                    Income          Income
                                                   Qualified     Non-Qualified
Investment Operations:
Investment income-net                                 $408          $3,161
Realized capital gain distributions                      0               0
Net realized gain (loss) on investments                230             749
Net unrealized gain (loss) on investments           10,358          80,471

Net increase (decrease) in net assets from
 investment operations                              10,996          84,381

Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                                0               0
Net contract surrenders and transfers out
 (Note 3)                                              (39)         (6,333)
Benefit payments to annuitants                      (3,060)              0

Net increase (decrease) from accumulation
 unit transactions                                  (3,099)         (6,333)

Net Increase (Decrease) in Net Assets                7,897          78,048
Net Assets:
Net assets at December 31, 1998                    103,935         786,601

Net assets at June 30, 1999                       $111,832        $864,649



                                                   Investors       Investors
                                                     Trust           Trust
                                                  Qualified     Non-Qualified
Investment Operations:
Investment income-net                               ($4,552)         (6,822)
Realized capital gain distributions                       0               0
Net realized gain (loss) on investments              60,128          73,621
Net unrealized gain (loss) on investments            30,288          64,754

Net increase (decrease) in net assets from
 investment operations                               85,864         131,553


Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                                 0               0
Net contract surrenders and transfers out
 (Note 3)                                           (191,077)      (222,679)
Benefit payments to annuitants                       (5,868)         (2,894)

Net increase (decrease) from accumulation
 unit transactions                                 (196,945)       (225,573)

Net Increase (Decrease) in Net Assets               111,081         (94,020)
Net Assets:
Net assets at December 31, 1998                   1,103,786       1,556,689

Net assets at June 30, 1999                        $992,705      $1,462,669

The accompanying notes are an integral part of these financial statements

                                                    Income          Income
                                                     Fund            Fund
                                                   Qualified     Non-Qualified
Investment Operations:
Investment income-net                               $6,490          $7,954
Realized capital gain distributions                      0               0
Net realized gain (loss) on investments                (47)          2,336
Net unrealized gain (loss) on investments          (12,657)        (17,681)

Net increase (decrease) in net assets from
 investment operations                              (6,214)         (7,391)

Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                                0               0
Net contract surrenders and transfers out
 (Note 3)                                          (46,871)        (68,107)
Benefit payments to annuitants                           0            (308)

Net increase (decrease) from accumulation
 unit transactions                                 (46,871)        (68,415)

Net Increase (Decrease) in Net Assets              (53,085)        (75,806)
Net Assets:
Net assets at December 31, 1998                    293,511         325,456

Net assets at June 30, 1999                       $240,426        $249,650


                                                    Putnam
                                                 Variable Trust
                                                     Money
                                                     Market
                                                 Non-Qualified
Investment Operations:
Investment income-net                                 $128,889
Realized capital gain distributions                          0
Net realized gain (loss) on investments                      0
Net unrealized gain (loss) on investments                    0

Net increase (decrease) in net assets from
 investment operations                                 128,889

Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                                    0
Net contract surrenders and transfers out
 (Note 3)                                             (317,189)
Benefit payments to annuitants                         (18,282)

Net increase (decrease) from accumulation
 unit transactions                                    (335,471)

Net Increase (Decrease) in Net Assets                 (206,582)
Net Assets:
Net assets at December 31, 1998                      7,264,669

Net assets at June 30, 1999                         $7,058,087

 The accompanying notes are an integral part of these financial statements

                                                     Putnam
                                                     Variable
                                                  Trust  Growth
                                                    and Income
                                                  Non-Qualified
Investment Operations:
Investment income-net                                  $89,152
Realized capital gain distributions                    259,426
Net realized gain (loss) on investments                 44,058
Net unrealized gain (loss) on investments               48,542

Net increase (decrease) in net assets from
 investment operations                                 441,178

Accumulation Unit Transactions:
Net contract considerations and transfers
in (Note 3)                                                   0
Net contract surrenders and transfers out
 (Note 3)                                             (290,228)
Benefit payments to annuitants                          (7,771)

Net increase (decrease) from accumulation
 unit transactions                                    (297,999)

Net Increase (Decrease) in Net Assets                  143,179
Net Assets:
Net assets at December 31, 1998                      4,625,906

Net assets at June 30, 1999                         $4,769,085


                                                  Putnam
                                               Variable Trust
                                                Income Fund
                                            (formerly US Gov't and
                                               High Quality Bond)
                                               Non-Qualified
Investment Operations:
Investment income-net                               $109,196
Realized capital gain distributions                   10,374
Net realized gain (loss) on investments                4,374
Net unrealized gain (loss) on investments           (171,630)

Net increase (decrease) in net assets from
 investment operations                               (47,686)


Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                                  0
Net contract surrenders and transfers out
 (Note 3)                                            (51,709)
Benefit payments to annuitants                        (9,908)

Net increase (decrease) from accumulation
 unit transactions                                   (61,617)

Net Increase (Decrease) in Net Assets               (109,303)
Net Assets:
Net assets at December 31, 1998                    1,915,568

Net assets at June 30, 1999                       $1,806,265

The accompanying notes are an integral part of these financial statements

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Year Ended December 31, 1998


                                                   Money Market    Money Market
                                                    Qualified     Non-Qualified
Investment Operations:
Investment income-net                                 $18,638         $50,109
Realized capital gain distributions                         0               0
Net realized gain (loss) on investments                     0               0
Net unrealized gain (loss) on investments                   0               0

Net increase (decrease) in net assets from
 investment operations                                 18,638          50,109

Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                                   0               0
Net contract surrenders and transfers out
 (Note 3)                                             (44,153)       (218,307)
Benefit payments to annuitants                         (5,516)         (2,828)

Net increase (Decrease) from accumulation
 unit transactions                                    (49,669)       (221,135)

Net Increase (Decrease) in Net Assets                 (31,031)       (171,026)
Net Assets:
Net assets at December 31, 1997                       441,749       1,250,122

Net assets at December 31, 1998                      $410,718      $1,079,096




                                                  High Yield      High Yield
                                                    Trust           Trust
                                                  Qualified     Non-Qualified
Investment Operations:
Investment income-net                               $25,021        $199,445
Realized capital gain distributions                       0               0
Net realized gain (loss) on investments             (10,214)            959
Net unrealized gain (loss) on investments           (38,459)       (390,368)

Net increase (decrease) in net assets from
 investment operations                              (23,652)       (189,964)

Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                                 0               0
Net contract surrenders and transfers out
 (Note 3)                                           (31,067)       (132,954)
Benefit payments to annuitants                      (16,925)         (7,967)

Net increase (Decrease) from accumulation
 unit transactions                                  (47,992)       (140,921)

Net Increase (Decrease) in Net Assets               (71,644)       (330,885)
Net Assets:
Net assets at December 31, 1997                     287,987       2,284,543

Net assets at December 31, 1998                    $216,343      $1,953,658

The accompanying notes are an integral part of these financial statements

                                                      Equity          Equity
                                                      Income          Income
                                                    Qualified     Non-Qualified
Investment Operations:
Investment income-net                                   $2,791         $19,456
Realized capital gain distributions                      7,435          56,280
Net realized gain (loss) on investments                 10,561             153
Net unrealized gain (loss) on investments               (4,687)          6,163

Net increase (decrease) in net assets from
 investment operations                                  16,100          82,052


Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                                    0               0
Net contract surrenders and transfers out
 (Note 3)                                              (51,834)         (1,730)
Benefit payments to annuitants                          (7,327)              0

Net increase (Decrease) from accumulation
 unit transactions                                     (59,161)         (1,730)

Net Increase (Decrease) in Net Assets                  (43,061)         80,322
Net Assets:
Net assets at December 31, 1997                        146,996         706,279

Net assets at December 31, 1998                       $103,935        $786,601



                                                    Investors       Investors
                                                      Trust           Trust
                                                    Qualified     Non-Qualified
Investment Operations:
Investment income-net                                 ($9,964)       ($12,568)
Realized capital gain distributions                    27,728          39,075
Net realized gain (loss) on investments                34,798           3,214
Net unrealized gain (loss) on investments             254,375         368,836

Net increase (decrease) in net assets from
 investment operations                                306,937         398,557

Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                                   0               0
Net contract surrenders and transfers out
 (Note 3)                                            (126,892)         (6,269)
Benefit payments to annuitants                        (14,715)         (5,285)

Net increase (Decrease) from accumulation
 unit transactions                                   (141,607)        (11,554)

Net Increase (Decrease) in Net Assets                 165,330         387,003
Net Assets:
Net assets at December 31, 1997                       938,456       1,169,686

Net assets at December 31, 1998                    $1,103,786      $1,556,689

The accompanying notes are an integral part of these financial statements

                                                     Income          Income
                                                      Fund            Fund
                                                    Qualified     Non-Qualified
Investment Operations:
Investment income-net                                $15,591         $17,482
Realized capital gain distributions                        0               0
Net realized gain (loss) on investments                   (6)            (65)
Net unrealized gain (loss) on investments             (7,876)         (8,842)

Net increase (decrease) in net assets from
 investment operations                                 7,709           8,575

Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                                  0               0
Net contract surrenders and transfers out
 (Note 3)                                             (3,180)           (125)
Benefit payments to annuitants                             0          (5,938)

Net increase (Decrease) from accumulation
 unit transactions                                    (3,180)         (6,063)

Net Increase (Decrease) in Net Assets                  4,529           2,512
Net Assets:
Net assets at December 31, 1997                      288,982         322,944

Net assets at December 31, 1998                     $293,511        $325,456




                                                    Putnam
                                                Variable Trust
                                                    Money
                                                    Market
                                                Non-Qualified
Investment Operations:
Investment income-net                                $309,830
Realized capital gain distributions                         0
Net realized gain (loss) on investments                     0
Net unrealized gain (loss) on investments                   0

Net increase (decrease) in net assets from
 investment operations                                309,830

Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                             350,854
Net contract surrenders and transfers out
 (Note 3)                                          (1,253,011)
Benefit payments to annuitants                        (37,400)

Net increase (Decrease) from accumulation
 unit transactions                                   (939,557)

Net Increase (Decrease) in Net Assets                (629,727)
Net Assets:
Net assets at December 31, 1997                     7,894,396

Net assets at December 31, 1998                    $7,264,669

The accompanying notes are an integral part of these financial statements

                                                       Putnam
                                                      Variable
                                                   Trust  Growth
                                                     and Income
                                                   Non-Qualified
Investment Operations:
Investment income-net                                 $136,497
Realized capital gain distributions                    414,679
Net realized gain (loss) on investments                  1,212
Net unrealized gain (loss) on investments               61,530

Net increase (decrease) in net assets from
 investment operations                                 613,918

Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                              127,963
Net contract surrenders and transfers out
 (Note 3)                                             (656,777)
Benefit payments to annuitants                         (11,881)

Net increase (Decrease) from accumulation
 unit transactions                                    (540,695)

Net Increase (Decrease) in Net Assets                   73,223
Net Assets:
Net assets at December 31, 1997                      4,552,683

Net assets at December 31, 1998                     $4,625,906




                                                       Putnam
                                                    Variable Trust
                                                     US Gov't and
                                                   High Quality Bond
                                                     Non-Qualified
Investment Operations:
Investment income-net                                    $90,639
Realized capital gain distributions                            0
Net realized gain (loss) on investments                    7,127
Net unrealized gain (loss) on investments                 36,901

Net increase (decrease) in net assets from
 investment operations                                   134,667

Accumulation Unit Transactions:
Net contract considerations and transfers in
 (Note 3)                                                 37,328
Net contract surrenders and transfers out
 (Note 3)                                               (212,126)
Benefit payments to annuitants                           (20,534)

Net increase (Decrease) from accumulation
 unit transactions                                      (195,332)

Net Increase (Decrease) in Net Assets                    (60,665)
Net Assets:
Net assets at December 31, 1997                        1,976,233

Net assets at December 31, 1998                       $1,915,568

The accompanying notes are an integral part of these financial statements

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999



Note 1. Organization

Investors Life Insurance Company of North America - INA/Putnam Separate Account (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (formerly the Putnam Capital Manager Trust") (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund (formerly Putnam Strategic Income Trust), Putnam Money Market Fund (which was known as the Putnam Daily Dividend Trust prior to a name change which was effective September 1, 1994) and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund (formerly Putnam Variable Trust U.S. Government and High Quality Bond Fund) and Putnam Variable Trust Growth and Income Fund (the "Putnam Variable Trust Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.





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Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account:

(a) the market value of investments is based on closing bid prices (net asset value) at June 30, 1999; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method.
See Notes 4 through 6 with respect to income taxes.


Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers for the period ended June 30, 1999 was $0 . Payments for the period ended June 30, 1999 were $1,567,814 with respect to contract surrender benefits and $58,394 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.


Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.


Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity


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Fund, Inc. was reorganized as the CIGNA Annuity Funds Group,  pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange
Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.






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INA/Putnam Separate Account
Note 7.  Accumulation Units Transactions
For the Period Ended 6/30/99


The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period ended June 30, 1999 and units outstanding at June 30, 1999 were as follows:


               PUTNAM DIVISIONS
                                                 Money Market    Money Market
                                                  Qualified     Non-Qualified

Units outstanding at December 31, 1998                  134,573       349,907

Units purchased and transfers in                              0             0

Benefits, surrenders and transfers out                  (11,213)      (83,979)

Units outstanding at June 30, 1999                      123,360       265,928





                                                  High Yield      High Yield
                                                    Trust           Trust
                                                  Qualified     Non-Qualified

Units outstanding at December 31, 1998                   35,048       331,566

Units purchased and transfers in                              0             0

Benefits, surrenders and transfers out                  (12,395)       (1,346)

Units outstanding at June 30, 1999                       22,653       330,220





                                                    Equity          Equity
                                                    Income          Income
                                                  Qualified     Non-Qualified

Units outstanding at December 31, 1998                   13,634       102,352

Units purchased and transfers in                              0             0

Benefits, surrenders and transfers out                     (388)         (756)

Units outstanding at June 30, 1999                       13,246       101,596





                                                  Investors       Investors
                                                    Trust           Trust
                                                  Qualified     Non-Qualified

Units outstanding at December 31, 1998                   77,934       119,546

Units purchased and transfers in                              0             0

Benefits, surrenders and transfers out                  (13,750)      (16,689)

Units outstanding at June 30, 1999                       64,184       102,857





                                                    Income          Income
                                                     Fund            Fund
                                                  Qualified     Non-Qualified

Units outstanding at December 31, 1998                   50,830        58,830

Units purchased and transfers in                              0             0

Benefits, surrenders and transfers out                   (8,129)      (12,544)

Units outstanding at June 30, 1999                       42,701        46,286



       PUTNAM VARIABLE TRUST DIVISIONS
                                                    Putnam
                                                Variable Trust
                                                    Money
                                                    Market
                                                Non-Qualified

Units outstanding at December 31, 1998                2,858,428

Units purchased and transfers in                              0

Benefits, surrenders and transfers out                 (130,720)

Units outstanding at June 30, 1999                    2,727,708




                                               Putnam Variable
                                                Trust  Growth
                                                  and Income
                                                Non-Qualified

Units outstanding at December 31, 1998                  596,576

Units purchased and transfers in                              0

Benefits, surrenders and transfers out                  (37,718)

Units outstanding at June 30, 1999                      558,858





                                               Putnam Variable
                                              Trust Income Fund
                                              (Formerly US Gov't and
                                              High Quality Bond)
                                                Non-Qualified

Units outstanding at December 31, 1998                  523,878

Units purchased and transfers in                              0

Benefits, surrenders and transfers out                  (17,100)

Units outstanding at June 30, 1999                      506,778



The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 1999, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                                    Accumulation     Aggregate
                                                        Units           Value

Money Market Non-Qualified                              118,153      $371,119
High Yield Trust Qualified                                5,344       $34,451
High Yield Trust Non-Qualified                            4,393       $27,033
Equity Income Fund Qualified                              8,431       $71,180
Investors Trust Qualified                                 9,525      $147,319
Investors Trust Non-Qualified                             3,784       $53,810
Income Fund Non-Qualified                                 1,418        $7,648
Putnam Variable Trust Money
Market, Non-Qualified                                   142,155      $367,833
Putnam Variable Trust Growth
and Income , Non-Qualified                               23,314      $198,953
Putnam Variable Trust Income Fund,
Non-Qualified                                            70,433      $251,038



                                              Monthly         Annuity
                                           Annuity Units     Unit Value

Money Market Non-Qualified                      410          $1.1271968
High Yield Trust Qualified                      255          $3.3700029
High Yield Trust Non-Qualified                  104          $3.3235873
Equity Income Fund Qualified                    172          $3.2669802
Investors Trust Qualified                       312          $6.0028003
Investors Trust Non-Qualified                   217          $3.4379826
Income Fund Non-Qualified                        23          $3.0508851
Putnam Variable Trust Money
Market, Non-Qualified                         3,005          $1.3006304
Putnam Variable Trust Growth
and Income , Non-Qualified                      505          $3.3717875
Putnam Variable Trust Income Fund,
Non-Qualified                                 1,136          $1.7522515